Investments - Summary of Purchase Consideration the Net Assets Acquired and Goodwill (Detail) R$ in Thousands, shares in Millions, $ in Millions	Dec. 31, 2025 BRL (R$) shares R$ / USD Proportion	Dec. 01, 2025 BRL (R$)	Oct. 29, 2024 USD ($)
Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | shares	3.1
Compass business combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 201,372		$ 352
Consideration payable	0
Contingent consideration (Earn-out)	74,903
Total purchase consideration	968,431
Non-controlling interest	0
Purchase consideration and non-controlling interest	R$ 968,431
Compass business combination [Member] | Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | R$ / USD	692,156
MAV Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 5,000
Consideration payable	10,000
Contingent consideration (Earn-out)	18,010
Total purchase consideration	33,010
Non-controlling interest	0
Purchase consideration and non-controlling interest	R$ 33,010
MAV Business Combination [Member] | Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | R$ / USD	0
Lacan Ativos Reais Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 70,000
Consideration payable	0
Contingent consideration (Earn-out)	33,468
Total purchase consideration	103,468
Non-controlling interest	0
Purchase consideration and non-controlling interest	R$ 103,468
Lacan Ativos Reais Business Combination [Member] | Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | R$ / USD	0
Verde Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 32,413	R$ 32,413
Consideration payable	0
Contingent consideration (Earn-out)	42,980
Total purchase consideration	217,199
Non-controlling interest	73,372
Purchase consideration and non-controlling interest	R$ 290,571
Verde Business Combination [Member] | Class A Share [Member]
Disclosure of detailed information about business combination [line items]
Shares issued (Class A Shares) | Proportion	141,806